Supplemental Combined Financial Statement Information	12 Months Ended
Jan. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Combined Financial Statement Information	SUPPLEMENTAL COMBINED FINANCIAL STATEMENT INFORMATION

Combined Balance Sheets

Inventories consisted of the following as of January 31, 2021 and 2020:

	January 31,
(in thousands)	2021	2020
Raw materials	$7,521	$7,461
Work-in-process	5,160	4,674
Finished goods	1,861	2,758
Total inventories	$14,542	$14,893

Property and equipment, net consisted of the following as of January 31, 2021 and 2020:

	January 31,
(in thousands)	2021	2020
Land and buildings	$2,854	$2,854
Leasehold improvements	13,530	13,592
Software	22,823	29,870
Equipment, furniture, and other	79,587	92,236
Total cost	118,794	138,552
Less: accumulated depreciation and amortization	(81,199)	(96,973)
Total property and equipment, net	$37,595	$41,579

Depreciation expense on property and equipment was $16.9 million, $11.8 million, and $10.6 million in the years ended January 31, 2021, 2020, and 2019, respectively.

Prepaid expenses and other current assets consisted of the following as of January 31, 2021 and 2020:

	January 31,
(in thousands)	2021	2020
Prepaid expenses	$22,037	$23,906
Deferred cost of revenue	4,570	7,067
Income tax receivables	1,379	2,030
Other	2,065	3,483
Total prepaid expenses and other current assets	$30,051	$36,486

Other assets consisted of the following as of January 31, 2021 and 2020:

	January 31,
(in thousands)	2021	2020
Long-term restricted cash and time deposits	$15,061	$25,606
Capitalized software development costs, net	11,315	11,679
Deferred commissions	4,459	3,394
Long-term deferred cost of revenue	1,959	527
Long-term security deposits	1,393	1,373
Long-term contract assets, net	1,219	937
Other	6,670	5,639
Total other assets	$42,076	$49,155

Accrued expenses and other current liabilities consisted of the following as of January 31, 2021 and 2020:

	January 31,
(in thousands)	2021	2020
Compensation and benefits	$44,801	$37,963
Distributor and agent commissions	12,422	10,097
Operating lease obligations - current portion	7,085	6,061
Income taxes	4,275	6,403
Contingent consideration - current portion	2,923	5,941
Taxes other than income taxes	2,559	717
Fair value of derivatives - current portion	678	132
Other	16,949	18,633
Total accrued expenses and other current liabilities	$91,692	$85,947

Other liabilities consisted of the following as of January 31, 2021 and 2020:

	January 31,
(in thousands)	2021	2020
Unrecognized tax benefits, including interest and penalties	$6,940	$6,930
Obligations for severance compensation	2,054	2,389
Contingent consideration - long-term portion	—	5,568
Finance lease obligations - long-term portion	—	2,510
Other	204	4
Total other liabilities	$9,198	$17,401

Combined Statements of Operations

Other income (expense), net consisted of the following for the years ended January 31, 2021, 2020, and 2019:

	Year Ended January 31,
(in thousands)	2021	2020	2019
Gains on equity investments, net	$3,769	$—	$—
Foreign currency gains (losses), net	1,682	(728)	(2,094)
(Losses) gains on derivative financial instruments, net	(95)	395	726
Other expense, net	(70)	(71)	(46)
Total other income (expense), net	$5,286	$(404)	$(1,414)

Combined Statements of Cash Flows

The following table provides supplemental information regarding our combined cash flows for the years ended January 31, 2021, 2020, and 2019:

	Year Ended January 31,
(in thousands)	2021	2020	2019
Cash paid for interest	$38	$23	$24
Cash (refunds) payments of income taxes, net	$1,260	$9,622	$7,602
Non-cash investing and financing transactions:
Accrued cash dividends payable to parent	$35,000	$—	$—
Accrued but unpaid purchases of property and equipment	$2,636	$3,399	$2,352
Inventory transfers to property and equipment	$894	$825	$1,699
Liabilities for contingent consideration in business combinations	$—	$7,023	$6,975
Finance leases of property and equipment	$—	$3,117	$—
Leasehold improvements funded by lease incentives	$—	$250	$—